Cost of sales (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cost of sales [Line Items]
Administrative expenses	$ 83,597	$ 81,692	$ 84,372
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Increase decrease in labor costs related to profit sharing	86,400	36,800	1,600
Administrative expenses	$ 0	$ 0	$ 0